CONVERTIBLE NOTES (Details Narrative) - RBW december agreement [member] - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 29, 2025	Dec. 03, 2025	Dec. 01, 2025	Dec. 31, 2025	Jan. 31, 2026
IfrsStatementLineItems [Line Items]
Issuance of promissory note			$ 20,625
Cash proceeds			16,500
Cash placement agent fee			1,460
Legal expenses			1,460
Original issue amount			$ 4,125
Original issue discount			20.00%
Outstanding principal and interest description			(i) the principal amount increases automatically by 20%; (ii) default interest of 20% per annum applies; and (iii) all outstanding debt may be declared immediately due and payable.
Ownership limit, rate			4.99%
Description of conversion of debt to equity			85% of the lowest daily Volume Weighted Average Price (“VWAP”) during the five trading days immediately preceding conversion, representing a 15% discount to market price
Floor price			$ 1.5
Debt	$ 4,450	$ 2,507		$ 2,668
Conversion price, value	6,300	3,243		3,083
Converted debt remaining principal				8,641
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of value converted				$ 11,984
Number of shares issued				3,695	1,820
Converted debt remaining principal					$ 8,641
Convertible loan tranche [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan			$ 16,500
Convertible loan tranche one [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan		$ 5,750
Convertible loan tranche two [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan	$ 10,750